Summary of Significant Accounting Policies (Schedule of Property, Plant and Equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment	$ 179,492	$ 176,958
Accumulated depreciation	(71,782)	(66,787)
Property and equipment, net	107,710	110,171
Land
Property, Plant and Equipment [Line Items]
Property and equipment	24,801	25,624
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment	$ 98,547	96,845
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment	$ 48,998	47,033
Fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	1 year
Fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	30 years
Transportation equipment
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,845	2,917
Transportation equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Transportation equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment	$ 4,301	$ 4,539